Filed with the Securities and Exchange Commission on October 10, 2000

                                        1933 Act Registration File No. 333-83499
                                                      1940 Act File No. 811-9493

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

Pre-Effective Amendment No.                                                  |_|

Post-Effective Amendment No. 2                                               |X|
                            ---
                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|
Amendment No. 3                                                              |X|
             ---

                        (Check appropriate box or boxes.)

                                IGAM GROUP FUNDS
                                ----------------
               (Exact Name of Registrant as Specified in Charter)

                      South Kingstown Office Park, Suite A5
                     24 SALT POND ROAD, WAKEFIELD, RI 02879
      --------------------------------------------------------------------
              (Address and Zip Code of Principal Executive Offices)

                                 (401) 788-0977
           ---------------------------------------------------------
               Registrant's Telephone Number, including Area Code

                             Eugene Y. W. Lee, Ph.D.
                                IGAM Group Funds
                      South Kingstown Office Park, Suite A5
                     24 SALT POND ROAD, WAKEFIELD, RI 02879
     ------------------------------ --------------------------------------
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:
                                 ---------------
                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

It is proposed that this filing will become

         -------  effective immediately upon filing pursuant to paragraph (b)

                  on ___________ pursuant to paragraph (b)
         -------

                  60 days after filing pursuant to paragraph (a)(1)
         -------

                  on ___________ pursuant to paragraph (a)(1)
         -------

           X      75 days after filing pursuant to paragraph (a)(2)
         -----

                  on ___________ pursuant to paragraph (a)(2) of Rule 485.
         -------




                                IGAM GROUP FUNDS

                                   PROSPECTUS

                                DECEMBER 26, 2000

                            GLOBAL BIOTECH INDEX FUND

                    GLOBAL WIRELESS COMMUNICATIONS INDEX FUND

                               INTERNET INDEX FUND

                               INVESTMENT MANAGER:

                                     [LOGO]

                     INTEGRITY GLOBAL ASSET MANAGEMENT, INC.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                IGAM GROUP FUNDS

                       PROSPECTUS DATED DECEMBER 26, 2000

                                TABLE OF CONTENTS


OVERVIEW                                                                       3
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GLOBAL BIOTECH INDEX FUND                                                      6
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GLOBAL WIRELESS COMMUNICATIONS INDEX FUND                                      9
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INTERNET INDEX FUND                                                           13
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MORE INFORMATION ABOUT THE DOW JONES GLOBAL BIOTECHNOLOGY INDEX(SM)           17
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MORE INFORMATION ABOUT THE DOW JONES GLOBAL WIRELESS COMMUNICATIONS
SERVICE & TECHNOLOGY INDEX(SM)                                                18
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MORE INFORMATION ABOUT THE DOW JONES INTERNET INDEX(SM)                       19
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GENERAL INFORMATION ABOUT DOW JONES COMPANY, INC.                             20
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ADDITIONAL INVESTMENT STRATEGIES AND RISKS INFORMATION                        20
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MANAGEMENT OF THE FUNDS                                                       22
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PRICING OF FUND SHARES                                                        22
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MARKETING AND DISTRIBUTION                                                    25
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HOW TO PURCHASE SHARES                                                        26
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HOW TO REDEEM SHARES                                                          28
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DISTRIBUTIONS AND TAXATION                                                    30
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FINANCIAL HIGHLIGHTS OF THE INTERNET INDEX FUND                               32
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OVERVIEW
--------------------------------------------------------------------------------
GOALS AND STRATEGIES OF THE IGAM GROUP FUNDS

The three mutual funds within IGAM Group Funds (the "Funds") are designed to parallel the investment returns of certain common stock indexes sponsored by Dow Jones Company, Inc. ("Dow Jones"). The GLOBAL BIOTECH INDEX FUND'S goal is to provide investment results that parallel the investment return of the Dow Jones Global Biotechnology Index(SM). The GLOBAL WIRELESS COMMUNICATIONS INDEX FUND'S goal is to provide investment results that parallel the investment return of the Dow Jones Wireless Communications Service & Technology Index(SM), which consists of two sub-indexes: the Dow Jones Wireless Telecommunications Index(SM) and the Dow Jones Communications Technology Index(SM). The INTERNET INDEX FUND'S goal is to provide investment results that parallel the investment return of the Dow Jones Internet Index(SM).

Similar to most index funds, the Funds will attempt to achieve their goals using statistical procedures which allow them to hold all, or a representative sample, of the securities in the respective indexes. Generally index funds do not buy and sell securities based on research and analysis in an attempt to outperform the particular index. Instead, an index fund seeks to mirror what the target index does, for better or worse. Index funds have operating expenses and transaction costs, and generally keep a portion of their assets in cash or cash equivalent investments, in order to be ready to meet redemption requests. Therefore, while the performance for an index fund is expected to track the target index closely, the performance of an index fund will generally be less than that of the index itself.

PRINCIPAL RISKS OF THE IGAM GROUP FUNDS

Investing in mutual funds involves certain risks that could cause you to lose money. The principal risks of investing in the Funds are as follows:

|X| INDUSTRY SPECIFIC RISKS FOR THE GLOBAL BIOTECH INDEX FUND: Biotechnology companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies. Also companies in the biotechnology sector are subject to risks of new technologies and competitive pressures. Biotechnology companies spend heavily on research and development and their products or services may not prove commercially successful or may quickly become obsolete. Biotechnology companies are subject to regulations by, and restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

|X|  INDUSTRY SPECIFIC RISKS FOR THE GLOBAL WIRELESS COMMUNICATIONS INDEX FUND:
     The securities of wireless communications companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered. In addition, recent industry consolidation trends may lead to increased regulation of wireless communications companies in their primary markets.

|X| INDUSTRY SPECIFIC RISKS FOR THE INTERNET INDEX FUND: Any investment in the Internet industry involves special risks because the Internet industry is subject to rapid technological changes and developments. Many Internet-related companies have incurred significant losses since their inception and will continue to incur losses in the hope of capturing market share and generating future revenues. It is possible that some companies may never be profitable. Companies in the industry are exposed to a high risk that their products or services may quickly become obsolete. Also, increasing competition, rapidly changing markets, frequent mergers or acquisitions of Internet companies and changes in strategic alliances among various Internet businesses, all may have a significant effect on the financial condition of companies in the Internet industry. Changes in government policies, such as telephone and cable regulations and antitrust enforcement and the need for regulatory approvals, can also have a material effect on companies in the industry.

|X| STOCK MARKET RISKS: Mutual funds that invest in common stocks and other equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Funds are likely to decline in value.

|X| SMALL AND UNSEASONED COMPANIES RISKS: Many of the companies included in the Indexes and therefore, the Funds have a smaller market capitalization (less than $1 billion) and may be unseasoned companies (those with less than a three year operating history). Investments in smaller and unseasoned companies present greater risks than securities of larger or more established companies.

|X| FOREIGN INVESTMENT RISKS: Many of the companies included in the Global Biotech Index and the Global Wireless Communications Index include foreign securities. Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

|X| NON-DIVERSIFICATION RISKS: Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that, compared to other funds, it may invest a greater percentage of its assets in a single issuer. As non-diversified funds, the Funds may be more susceptible to price volatility resulting from changes in the prices of securities that they hold.

|X| FUTURES AND OPTIONS RISKS: The Funds are each authorized to invest a portion of their assets in futures and options contracts. Losses or gains involving these investments can be substantial in relation to the amount of money deposited to enter into the contract. For this reason, the Funds will not use these types of investments as leveraged investments.

WHO MAY WANT TO INVEST IN THE FUNDS

The Funds are designed for long-term investors who want to allocate a portion of the investments to aggressive equity investing and who understand and are willing to accept the risk of loss associated with investing in biotechnology, wireless communications or Internet stocks. Investors should be willing to accept the above average price fluctuations that the Funds are expected to experience. None of the Funds should be considered a complete investment program.

The GLOBAL BIOTECH INDEX FUND may be appropriate for investors who want to participate in the investment performance of the biotechnology industry over the long term, by following a simple, cost-efficient indexing approach.

The GLOBAL WIRELESS COMMUNICATIONS INDEX FUND may be appropriate for investors who want to participate in the investment performance of the wireless communications industry over the long term, by following a simple, cost-efficient indexing approach.

The INTERNET INDEX FUND may be appropriate for investors who want to participate in the investment performance of the Internet industry over the long term, by following a simple, cost-efficient indexing approach.



GLOBAL BIOTECH INDEX FUND
--------------------------------------------------------------------------------
WHAT IS THE GLOBAL BIOTECH INDEX FUND'S INVESTMENT OBJECTIVE?

The investment objective of the GLOBAL BIOTECH INDEX FUND is to provide investment results that parallel the investment return of the Dow Jones Global Biotechnology Index(SM).

WHAT ARE THE PRINCIPAL STRATEGIES FOR THE GLOBAL BIOTECH INDEX FUND?

The biotechnology industry consists of companies engaged in genetic research, including the marketing and development of recombinant DNA products as well as companies that manufacture artificial blood or provide contract biotechnology research. These companies are worldwide.

The GLOBAL BIOTECH INDEX FUND'S investment manager believes that the biotechnology industry has substantial growth potential. Though biotechnology stocks may be volatile, the investment manager believes that the biotechnology industry as a whole could outperform the broader securities markets for the foreseeable future.

In view of the rapid pace of development and change within the biotechnology industry, it may be very difficult to forecast which companies or industry sectors will be successful and outperform or outgrow other companies or sectors. For these reasons, the GLOBAL BIOTECH INDEX FUND'S investment manager believes that an "indexing" investment management approach is a particularly effective way for investors to participate in the investment performance of the biotechnology industry over the long term.

In order to track the Dow Jones Global Biotechnology Index(SM) as closely as possible, the GLOBAL BIOTECH INDEX FUND seeks to invest substantially all (more than 95%) of its total assets in the stocks that make up the Dow Jones Global Biotechnology Index(SM), in roughly the same proportions as the stocks are represented in the Index. However, in order to provide a more diversified portfolio, the GLOBAL BIOTECH INDEX FUND intends to limit its investment in any one component stock of the Global Biotechnology Index(SM) to no more than 10% of its assets. As a result, the proportion of each component stock in the GLOBAL BIOTECH INDEX FUND'S portfolio will not mirror that of the Global Biotechnology Index(SM) to the extent that a component stock represents more than 10% of the Global Biotechnology Index(SM). As the GLOBAL BIOTECH INDEX FUND receives cash from new investors, or processes redemption requests from shareholders, the GLOBAL BIOTECH INDEX FUND will purchase or sell securities in an effort to attempt to approximate the return of the Dow Jones Global Biotechnology Index(SM). Also, the GLOBAL BIOTECH INDEX FUND'S investments are reviewed and adjusted each quarter to reflect any quarterly adjustments in the Dow Jones Global Biotechnology Index(SM) in an effort to track the Index as closely as possible.

Because the GLOBAL BIOTECH INDEX FUND is an index fund, it generally takes a buy-and-hold approach to investing. The GLOBAL BIOTECH INDEX FUND normally sells portfolio securities only to respond to redemption requests or to adjust the number of its shares to track the weighting or composition of the Dow Jones Global Biotechnology Index(SM). As a result, the GLOBAL BIOTECH INDEX FUND'S portfolio turnover rate is expected to be extremely low. A low portfolio turnover rate usually results in low transaction costs and provides tax efficiencies for shareholders.

WHAT IS THE DOW JONES GLOBAL BIOTECHNOLOGY INDEX(SM)?

The Dow Jones Global Biotechnology Index(SM) is designed to be an overall indicator of global biotechnology industry stock performance, and to provide a benchmark against which to measure biotechnology investments. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Manufacturers of artificial blood and contract biotechnology researchers are also included in the Dow Jones Global Biotechnology Index(SM).

The Dow Jones Global Biotechnology Index(SM) is market capitalization weighted, which means that the percentage weighting of the stocks of the Dow Jones Global Biotechnology Index(SM) is determined based on their market capitalization relative to the other stocks in the Dow Jones Global Biotechnology Index(SM). As of September 30, 2000, the Dow Jones Global Biotechnology Index(SM) consists of 89 stocks across nine countries, including U.S., Great Britain, Germany, and Japan. Its top five stocks were:

|X|  Amgen, Inc. (U.S.; 25.32%),

|X|  PE Corp. - PE Biosystems Group (U.S.; 8.09%),

|X|  Medimmune Inc. (U.S.; 5.43%),

|X|  Millennium Pharmaceuticals Inc. (U.S.; 4.18%), and

|X|  Immunex Corp. (U.S.; 3.32%).

The Dow Jones Global Biotechnology Index(SM) is reviewed quarterly by Dow Jones to add or remove stocks as needed in order to consistently cover 95% of the float-adjusted market capitalization of the companies in the global biotech sector. Any changes take effect on the third Friday of March, June, September and December.

WHAT IS THE GLOBAL BIOTECH INDEX FUND'S PAST PERFORMANCE?

Since the GLOBAL BIOTECH INDEX FUND has recently commenced operations, there is no past performance history to report. The performance of the Dow Jones Global Biotechnology Index(SM) since 1996, however, is set forth below under the heading "More Information about the Dow Jones Global Biotechnology Index(SM)."

WHAT ARE THE GLOBAL BIOTECH INDEX FUND'S FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the GLOBAL BIOTECH INDEX FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     Maximum Sales Charge (Load) on Purchases                              3.00%
     (as a percentage of offering price)(1)
     Maximum Deferred Sales Charge (Load)(2)                               None
     Maximum Sales Charge (Load) on Reinvested Dividends                   None
     Redemption Fee (as a percentage of amount redeemed,
     if shares are redeemed within 90 days of purchase)(3)                 None
     Maximum Account Fees(4)                                               None

(1) The sales charge is waived for certain other investors. See "Sales Charges and Waivers."
(2) A purchase of shares of $1 million or more may be made at net asset value without any front-end sales charge. However, if you sell the shares within 18 months of purchase, a contingent deferred sales charge of 1.00% will apply to the sale of such shares. See "Sales Charges and Waivers."
(3) The Fund's custodian charges a $12.00 fee for outgoing wire transfers.
(4) IRA accounts are subject to an annual trustee fee of $12.50.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

     Management Fees                                                    0.50%
     Distribution and/or Service (12b-1) Fees                           0.25%
     Other Expenses                                                     0.90%(5)
                                                                        ------
     Total Annual Fund Operating Expenses                               1.65%
     (before fee waivers or reimbursements)

              Less Manager's Fee Waiver/Reimbursement(6)               -0.66%
                                                                        ------
     ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES                        0.99%
                                                                        =======

(5) "Other Expenses" are based on estimated amounts for the current fiscal year.
(6) Integrity Global Asset Management, Inc. has contractually agreed through December 31, 2001 to waive its management fees and/or make payments to limit expenses of the GLOBAL BIOTECH INDEX FUND, if necessary, to ensure that actual Total Annual Fund Operating Expenses do not exceed 0.99%.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the GLOBAL BIOTECH INDEX FUND with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the GLOBAL BIOTECH INDEX FUND for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that you reinvest all capital gains and dividend distributions. Finally, the Example assumes that the GLOBAL BIOTECH INDEX FUND'S operating expenses remain the same. Please note that only the first year in each example reflects the effect of the contractual fee waiver. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       ----------------- -----------------
                              One Year Three Years

                       ----------------- -----------------
                              $398            $810
                       ----------------- -----------------



GLOBAL WIRELESS COMMUNICATIONS INDEX FUND
-------------------------------------------------------------------------------
WHAT IS THE GLOBAL WIRELESS COMMUNICATIONS INDEX FUND'S INVESTMENT OBJECTIVE?

The investment objective of the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND is to provide investment results that parallel the investment return of the Dow Jones Wireless Communications Service & Technology Index(SM), which consists of two sub-indexes: the Dow Jones Wireless Telecommunications Index(SM) and the Dow Jones Communications Technology Index(SM).

WHAT ARE THE PRINCIPAL STRATEGIES GLOBAL WIRELESS COMMUNICATIONS INDEX FUND?

The wireless communications service and technology industry consists of various types of companies including companies that provide cellular telephone systems or paging and wireless services, as well as companies that provide infrastructure for wireless communications. These companies are worldwide.

The GLOBAL WIRELESS COMMUNICATIONS INDEX FUND'S investment manager believes that the wireless communications industry has substantial growth potential. Though wireless communications stocks may be volatile, the investment manager believes that the wireless communications industry as a whole could outperform the broader securities markets for the foreseeable future.

In view of the rapid pace of development and change within the wireless communications industry, it may be very difficult to forecast which companies or industry sectors will be successful and outperform or outgrow other companies or sectors. For these reasons, the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND'S investment manager believes that an "indexing" investment management approach is a particularly effective way for investors to participate in the investment performance of the wireless communications industry over the long term.

In order to track the Dow Jones Global Wireless Communications Service & Technology Index(SM) as closely as possible, the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND seeks to invest substantially all (more than 95%) of its total assets in the stocks that make up the Dow Jones Global Wireless Communications Service & Technology Index(SM), in roughly the same proportions as the stocks are represented in the Index. However, in order to provide a more diversified portfolio, the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND intends to limit its investment in any one component stock of the Dow Jones Wireless Communications Index(SM) to no more than 10% of its assets. As a result the proportion of each component stock in the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND'S portfolio will not mirror that of the Global Wireless Communications Service & Technology Index(SM) to the extent that a component stock represents more than 10% of the Global Wireless Communications Service & Technology IndexSM. As the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND receives cash from new investors, or processes redemption requests from shareholders, the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND will purchase or sell securities in an effort to attempt to approximate the return of the Dow Jones Global Wireless Communications Service & Technology Index(SM). Also, the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND'S investments are reviewed and adjusted each quarter to reflect any quarterly adjustments in the Dow Jones Global Wireless Communications Service & Technology Index(SM) in an effort to track the Index as closely as possible.

Because the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND is an index fund, it generally takes a buy-and-hold approach to investing. The GLOBAL WIRELESS COMMUNICATIONS INDEX FUND normally sells portfolio securities only to respond to redemption requests or to adjust the number of its shares to track the weighting or composition of the Dow Jones Global Wireless Communications Service & Technology Index(SM). As a result, the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND'S portfolio turnover rate is expected to be extremely low. A low portfolio turnover rate usually results in low transaction costs and provides tax efficiencies for shareholders.

WHAT IS THE DOW JONES GLOBAL WIRELESS COMMUNICATIONS SERVICE & TECHNOLOGY INDEX(SM)?

The Dow Jones Global Wireless Communications Index(SM) is designed to be an overall indicator of global wireless communications service and technology industry stock performance, and to provide a benchmark against which to measure wireless communications service and technology investments. The Dow Jones Global Wireless Communications Service & Technology Index(SM) includes stocks of companies whose primary focus is wireless communications related.

The Dow Jones Global Wireless Communications Service & Technology Index(SM) is divided into the following two market sectors to provide a balanced representation of the wireless communications industry.

     WIRELESS TELECOMMUNICATIONS COMPANIES: Companies that provide wireless communications service, including cellular telephone systems, and paging and wireless services.

     COMMUNICATIONS TECHNOLOGY COMPANIES: Companies that provide infrastructure for wireless communications.

The Dow Jones Global Wireless Communications Service & Technology Index(SM) is market capitalization weighted by subsector, which means that the percentage weighting of the stocks in each subsector of the Dow Jones Global Wireless Communications Service & Technology Index(SM) is determined based on their market capitalization relative to the other stocks in the subsector. As of September 30, 2000, the Dow Jones Global Wireless Communications Service & Technology Index(SM) consists of 211 stocks across sixteen countries, including U.S., Great Britain, Germany, and Japan. Its top five stocks were:

|X|  Cisco Systems Inc. (U.S.; 17.31%),

|X|  Vodafone Group PLC (Great Britain; 9.69%),

|X|  Nokia Oyj Series `A' (Finland; 8.315%),

|X|  Nortel Networks (Canada; 7.56%), and

|X|  L.M. Ericsson Telephone Co. `B' (Sweden; 5.00%).

The Dow Jones Global Wireless Communications Service & Technology Index(SM) is reviewed quarterly by Dow Jones to add or remove stocks as needed in order to consistently cover 95% of the float-adjusted market capitalization of the companies in the global wireless communications sector. Any changes take effect on the third Friday of March, June, September and December.

WHAT IS THE GLOBAL WIRELESS COMMUNICATIONS INDEX FUND'S PAST PERFORMANCE?

Since the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND has recently commenced operations, there is no past performance history to report. The performance of the Dow Jones Global Wireless Communications Service & Technology Index(SM) since 1996, however, is set forth below under the heading "More Information about the Dow Jones Global Wireless Communications Service & Technology Index(SM)."

WHAT ARE THE GLOBAL WIRELESS COMMUNICATIONS INDEX FUND'S FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

     Maximum Sales Charge (Load) on Purchases                              3.00%
     (as a percentage of offering price)(1)
     Maximum Deferred Sales Charge (Load)(2)                                None
     Maximum Sales Charge (Load) on Reinvested Dividends                    None
     Redemption Fee (as a percentage of amount redeemed,
     if shares are redeemed within 90 days of purchase)(3)                  None
     Maximum Account Fees(4)                                                None

(1) The sales charge is waived for certain other investors. See "Sales Charges and Waivers."
(2) A purchase of shares of $1 million or more may be made at net asset value without any front-end sales charge. However, if you sell the shares within 18 months of purchase, a contingent deferred sales charge of 1.00% will apply to the sale of such shares. See "Sales Charges and Waivers."
(3) The Fund's custodian charges a $12.00 fee for outgoing wire transfers.
(4) IRA accounts are subject to an annual trustee fee of $12.50.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

     Management Fees                                                    0.50%
     Distribution and/or Service (12b-1) Fees                           0.25%
     Other Expenses                                                     0.90%(5)
                                                                        ------
     Total Annual Fund Operating Expenses                               1.65%
     (before fee waivers or reimubrsements)

              Less Manager's Fee Waiver/Reimbursement(6)                -0.66%
                                                                        ------
     ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES                        0.99%
                                                                        ======

(5) "Other Expenses" are based on estimated amounts for the current fiscal year.
(6) Integrity Global Asset Management, Inc. has contractually agreed through December 31, 2001 to waive its management fees and/or make payments to limit expenses of the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND, if necessary, to ensure that actual Total Annual Fund Operating Expenses do not exceed 0.99%.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that you reinvest all capital gains and dividend distributions. Finally, the Example assumes that the GLOBAL WIRELESS COMMUNICATIONS INDEX FUND'S operating expenses remain the same. Please note that only the first year in each example reflects the effect of the contractual fee waiver. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       ----------------- -----------------
                              One Year Three Years

                       ----------------- -----------------
                            $398               $810
                       ----------------- -----------------



INTERNET INDEX FUND
--------------------------------------------------------------------------------
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The investment objective of the INTERNET INDEX FUND is to provide investment results that parallel the investment return of the Dow Jones Internet Index(SM).

WHAT ARE THE PRINCIPAL STRATEGIES FOR THE INTERNET INDEX FUND'S?

The Internet is a world-wide network of computers that allows users to easily and efficiently communicate and share data. Currently, the most popular application on the Internet is the World Wide Web, a graphic-user-interface that allows information sharing and data transfer through "websites." Other Internet applications include e-mail, Intranet, extranet and electronic commerce.

The Internet industry consists of various types of companies, including Internet access providers, software developers, hardware manufacturers, companies that provide materials or services to access the Internet, companies that provide content for Internet sites and companies that specialize in providing security for transactions over the Internet. The Internet industry also includes companies that engage in electronic commerce and retailing through Internet websites.

The INTERNET INDEX FUND'S investment manager believes that the Internet is revolutionizing the way individuals and companies around the world obtain information and communicate, and that Internet and Internet-related companies have substantial growth potential. Though Internet stocks may be volatile, the investment manager believes that the Internet industry as a whole could outperform the broader securities markets for the foreseeable future.

In view of the rapid pace of development and change within the Internet industry, it may be very difficult to forecast which companies or industry sectors will be successful and outperform or outgrow other companies or sectors. For these reasons, the INTERNET INDEX FUND'S investment manager believes that an "indexing" investment management approach is a particularly effective way for investors to participate in the investment performance of the Internet industry over the long term.

In order to track the Dow Jones Internet Index(SM) as closely as possible, the INTERNET INDEX FUND seeks to invest substantially all (more than 95%) of its total assets in the stocks that make up the Index, in roughly the same proportions as the stocks are represented in the Index. As the INTERNET INDEX FUND receives cash from new investors, or processes redemption requests from shareholders, the INTERNET INDEX FUND will purchase or sell securities in an effort to attempt to approximate the return of the Index. Also, the INTERNET INDEX FUND'S investments are reviewed and adjusted each quarter to reflect any quarterly adjustments in the Index, in an effort to track the Index as closely as possible.

Because the INTERNET INDEX FUND is an index fund, it generally takes a buy-and-hold approach to investing. The INTERNET INDEX FUND normally sells portfolio securities only to respond to redemption requests or to adjust the number of its shares to track the weighting or composition of the Index. As a result, the INTERNET INDEX FUND'S portfolio turnover rate is expected to be extremely low. A low portfolio turnover rate usually results in low transaction costs and provides tax efficiencies for shareholders.

WHAT IS THE DOW JONES INTERNET INDEX(SM)?

The Dow Jones Internet Index(SM) (Symbol: DJINETSM) is a diversified index of common stocks designed to be an overall indicator of Internet industry stock performance, and to provide a benchmark against which to measure Internet investments. The Index includes stocks of companies whose primary focus is Internet related. For a company to be eligible for the Index, it must derive at least 50% of its revenue from Internet commerce or services.

The Index is divided into the following two market sub-sectors to provide a balanced representation of the Internet industry in the future:

         INTERNET COMMERCE COMPANIES (E*COMMERCE): Companies that derive the majority of their revenues from providing goods or services through an open network.

         INTERNET SERVICE COMPANIES: Companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

The Dow Jones Internet Index(SM) is market capitalization weighted by subsector and currently includes 40 stocks. Market capitalization weighting means that the percentage weighting of the stocks in each subsector of the Index is determined based on their market capitalization relative to the other stocks in the subsector.

To prevent domination by a few large companies, a ceiling weight of 10% is applied so that no single stock will represent more than 10% of any Dow Jones Internet Index(SM) subsector, regardless of market capitalization. As of September 30, 2000, the Dow Jones Internet Index consists of forty stocks, and its top five stocks consist of

|X|  America Online Inc. (10.00%),

|X|  Yahoo! Inc. (9.66%),

|X|  Verisign Inc. (9.37%),

|X|  Ariba Inc. (9.02%), and

|X|  BEA Systems Inc. (7.90%).

The Dow Jones Internet Index(SM) is reviewed quarterly by Dow Jones to add or remove stocks as needed in order to consistently cover 80% of the float-adjusted market capitalization of the companies in each Internet industry subsector. Any changes take effect on the third Friday of March, June, September and December.

The historical performance of the Dow Jones Internet Index(SM) and a complete listing of the stocks that are currently included in the Index are included in This Prospectus in the section entitled "More Information about the Dow Jones Internet Index(SM)."

WHAT IS THE INTERNET INDEX FUND'S PAST PERFORMANCE?

Since the INTERNET INDEX FUND has operated of less than one full calendar year, performance information has not been provided. The performance of the Dow Jones Internet Index(SM) since 1996, however, is set forth below under the heading "More Information about the Dow Jones Internet Index(SM)."

WHAT ARE THE INTERNET INDEX FUND'S FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the INTERNET INDEX FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

     Maximum Sales Charge (Load) on Purchases                              3.00%
     (as a percentage of offering price)(1)
     Maximum Deferred Sales Charge (Load)(2)                                None
     Maximum Sales Charge (Load) on Reinvested Dividends                    None
     Redemption Fee (as a percentage of amount redeemed,
     if shares are redeemed   within 90 days of purchase)(3)                None
     Maximum Account Fees(4)                                                None

(1) The sales charge is waived for certain other investors. See "Sales Charges and Waivers."
(2) A purchase of shares of $1 million or more may be made at net asset value without any front-end sales charge. However, if you sell the shares within 18 months of purchase, a contingent deferred sales charge of 1.00% will apply to the sale of such shares. See "Sales Charges and Waivers."
(3) The Fund's custodian charges a $12.00 fee for outgoing wire transfers.
(4) IRA accounts are subject to an annual trustee fee of $12.50.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

     Management Fees                                                    0.50%
     Distribution and/or Service (12b-1) Fees                           0.25%
     Other Expenses                                                     0.90%
                                                                        ------
     Total Annual Fund Operating Expenses                               1.65%
     (before fee waivers or reimbursements)

              Less Manager's Fee Waiver/Reimbursement(5)                -0.66%
                                                                        ------
     ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES                        0.99%
                                                                        ======

(5) Integrity Global Asset Management, Inc. has contractually agreed through December 31, 2001 to waive its management fees and/or make payments to limit expenses of the INTERNET INDEX FUND, if necessary, to ensure that actual Total Annual Fund Operating Expenses do not exceed 0.99%.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the INTERNET INDEX FUND with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the INTERNET INDEX FUND for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that you reinvest all capital gains and dividend distributions. Finally, the Example assumes that the INTERNET INDEX FUND'S operating expenses remain the same. Please note that only the first year in each example reflects the effect of the contractual fee waiver. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ----------------- ----------------- ---------------- ---------------
           One Year          Three Years       Five Years       Ten Years
         ----------------- ----------------- ---------------- ---------------
              $398             $2,011           $5,011           $8,870
         ----------------- ----------------- ---------------- ---------------



MORE INFORMATION ABOUT THE DOW JONES GLOBAL BIOTECHNOLOGY INDEX(SM)
-------------------------------------------------------------------------------
The following table shows the performance of the Dow Jones Global Biotechnology IndexSM since January 1, 1996. PLEASE NOTE THAT THE PERFORMANCE SHOWN IS NOT THE PERFORMANCE OF THE GLOBAL BIOTECH INDEX FUND AND IS NOT INTENDED TO PREDICT OR SUGGEST THE RETURN THAT MIGHT BE EXPERIENCED BY AN INVESTOR IN THE GLOBAL BIOTECH INDEX FUND. The GLOBAL BIOTECH INDEX FUND will attempt to track the Dow Jones Global Biotechnology Index(SM) as closely as possible, but the performance of the GLOBAL BIOTECH INDEX FUND will be less than the performance of the Dow Jones Global Biotechnology Index(SM) because the GLOBAL BIOTECH INDEX FUND is subject to operational and transaction costs, while the Dow Jones Global Biotechnology Index(SM) is not.

[TO BE COMPLETED]

MORE INFORMATION ABOUT THE DOW JONES GLOBAL WIRELESS COMMUNICATIONS SERVICE
& TECHNOLOGY INDEX(SM)
--------------------------------------------------------------------------------
The following table shows the performance of the Dow Jones Global Wireless Communications Service & Technology Index(SM) since January 1, 1996. PLEASE NOTE THAT THE PERFORMANCE SHOWN IS NOT THE PERFORMANCE OF THE GLOBAL WIRELESS COMMUNICATION INDEX FUND AND IS NOT INTENDED TO PREDICT OR SUGGEST THE RETURN THAT MIGHT BE EXPERIENCED BY AN INVESTOR IN THE GLOBAL WIRELESS COMMUNICATION INDEX FUND. The GLOBAL WIRELESS COMMUNICATION INDEX FUND will attempt to track the Dow Jones Global Wireless Communications Service & Technology Index(SM) as closely as possible, but the performance of the GLOBAL WIRELESS COMMUNICATION INDEX FUND will be less than the performance of the Dow Jones Global Wireless Communications Service & Technology Index(SM) because the GLOBAL WIRELESS COMMUNICATION INDEX FUND is subject to operational and transaction costs, while the Dow Jones Global Wireless Communications Service & Technology Index(SM) is not.

[TO BE COMPLETED]

MORE INFORMATION ABOUT THE DOW JONES INTERNET INDEX(SM)
--------------------------------------------------------------------------------
The following table shows the performance of the Dow Jones Internet Index(SM) since its inception in June 1997. PLEASE NOTE THAT THE PERFORMANCE SHOWN IS NOT THE PERFORMANCE OF THE INTERNET INDEX FUND AND IS NOT INTENDED TO PREDICT OR SUGGEST THE RETURN THAT MIGHT BE EXPERIENCED BY AN INVESTOR IN THE INTERNET INDEX FUND. The INTERNET INDEX FUND will attempt to track the Dow Jones Internet Index(SM) as closely as possible, but the performance of the INTERNET INDEX FUND will be less than the performance of the Dow Jones Internet Index(SM) because the INTERNET INDEX FUND is subject to operational and transaction costs, while the Dow Jones Internet Index(SM) is not.

              --------------------------------------------------------
                              PERIOD             TOTAL RETURN
              -------------------------------- -----------------------
                   1997 (last six months)           34.07%
              -------------------------------- -----------------------
                   1998                             168.41%
              -------------------------------- -----------------------
                   1999                             167.30%
              -------------------------------- -----------------------
                   2000 (first six months)          -28.28%
              --------------------------------------------------------

The average annual total return of the Dow Jones Internet Index(SM) from its date of initial calculation (July 1, 1997) through June 30, 2000 was 90.37% per year.

The following is a list of the names (and trading symbols) of the stocks that compromised the Index after it was last adjusted in September 2000. The Index can change quarterly, so this listing is only a "snapshot" of the Index at one point in time.



-----------------------------------------------------------
E* COMMERCE SECTOR
-----------------------------------------------------------
AMAZON.COM, INC.                                 AMZN
AMERITRADE HOLDING CORPORATION (CLASS A)         AMTD
CNET, INC.                                       CNET
E*TRADE GROUP, INC.                              EGRP
EBAY INC.                                        EBAY
ETOYS, INC.                                      ETYS
GO2NET, INC.                                     GNET
WEBMD CORP.                                      HLTH
LYCOS INC.                                       LCOS
MP3.COM, INC.                                    MPPP
PRICELINE.COM INC.                               PCLN
TICKETMASTER ONLINE CITYSEARCH INC.              TMCS
VERTICALNET INC.                                 VERT
WEBVAN GROUP INC.                                WBVN
YAHOO! INC.                                      YHOO
-----------------------------------------------------------
*This security represents the common stock of a foreign company that trades directly on a U.S. national securities exchange.

---------------------------------------------------------
INTERNET SERVICES SECTOR
---------------------------------------------------------
AKAMAI TECHNOLOGIES                             AKAM
AMERICA ONLINE, INC.                            AOL
ARIBA INC.                                      ARBA
BEA SYSTEMS INC.                                AXNT
BROADVISION, INC.                               BVSN
CHECK POINT SOFTWARE TECHNOLOGIES LTD. *        CHKP
CHECKFREE HOLDINGS CORPORATION                  CKFR
CMGI INC.                                       CMGI
COMMERCE ONE INC.                               CMGI
COVAD COMMUNICATIONS GROUP, INC.                COVD
DIGITAL ISLAND, INC.                            ISLD
DOUBLECLICK INC.                                DCLK
EARTHLINK NETWORK, INC.                         ELNK
EXCITE@HOME CORP.                               ATHM
EXODUS COMMUNICATIONS, INC.                     EXDS
I2 TECHNOLOGIES INC.                            ITOO
INFOSPACE.COM, INC.                             INSP
INKTOMI CORPORATION                             INKT
INTERNET CAPITAL GROUP                          ICGE
PORTAL SOFTWARE, INC.                           PRSP
PSINET INC.                                     PSIX
REALNETWORKS, INC.                              RNWK
TIBCO SOFTWARE INC.                             TIBX
VERISIGN, INC.                                  VRSN
VIGNETTE CORP.                                  VIGN
---------------------------------------------------------



The Dow Jones Internet Index(SM) is reviewed quarterly and any changes take effect on the third Friday of March, June, September and December.

To be eligible for the Dow Jones Internet Index(SM), a company must generate 50% or more of annual sales/revenues from the Internet. Stocks offered through an initial public offering must have a minimum of three months' trading history (a spin-off requires this trading history only if its former parent's stock was trading for less than three months). To be eligible, a stock must also have a three month average market capitalization of at least $100 million, a three month average closing price of at least $10, and sufficient trading activity to ensure liquidity.

Stocks are selected for the Dow Jones Internet Index(SM) based on an equal combination of market capitalization and trading volume (three month averages for each factor). To be added to the Index, a new stock must rank in the top two-thirds of the existing components of the Index at the time of the quarterly review. Once a stock is included in the Index, it may not be removed for a period of six months, unless the company is acquired.

GENERAL INFORMATION ABOUT DOW JONES COMPANY, INC.
--------------------------------------------------------------------------------
"Dow Jones", "Dow Jones Global Biotechnology Index(SM)", "Dow Jones Global Wireless Communications Service & Technology Index(SM)", "Dow Jones Internet Index(SM)", and "DJINET(SM)" are service marks of Dow Jones Company, Inc. and have been licensed for use by the Funds' manager, Integrity Global Asset Management,Inc. The Funds are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Funds.

Dow Jones does not: sponsor, endorse, sell or promote the Funds; recommend that any person invest in the Funds or any other securities; have any responsibility or liability for or make any decisions about the purchase or redemption prices, or fees of the Funds; have any responsibility or liability for the administration, management or marketing of the Funds; consider the needs of the Funds or Fund Shareholders in determining, composing or calculating the Index or have any obligation to do so.

Dow Jones will not have any liability in connection with the Funds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about: the results to be obtained by the Funds, Fund shareholders or any other person in connection with the use of the Indexes and the data included in the Indexes, the accuracy or completeness of the Indexes and its data or the merchantability and fitness for a particular purpose or use of the Indexes and its data. Dow Jones will have no liability for any errors, omissions or interruptions in the Indexes or its data or for any information prepared by the Funds that is derived from the Indexes. Under no circumstance will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. The licensing agreement between the Funds' manager and Dow Jones is solely for their benefit and not for the benefit of the owners of the Funds or any other third parties.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS INFORMATION
--------------------------------------------------------------------------------
As an alternative to holding all of the stocks in a benchmark index at all times, a Fund may select stocks to be purchased or sold through a "statistical sampling" techniques intended to be an effective means of substantially duplicating the performance of its index. Based on data derived from such techniques, as well as on information about the issuer and its stock (such as size, projected earnings, financial strength and debt), the investment manager will make judgments to actively select which component stocks from the index are purchased. The idea will be to select stocks that, together with the remaining stocks in the Fund's portfolios, will most closely track the performance of its index. A Fund will use statistical sampling techniques when the Fund's net cash flows would make it impractical or costly to attempt to track its index by purchasing or selling stocks in the exact quantities needed to cause the Fund's portfolios to exactly match the weighting and composition of its index. The investment objectives and policies of the Funds are not fundamental and therefore may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified prior to any material change.

FUTURES AND OPTIONS: In addition to investing directly in the stocks that make up its benchmark index, each Fund may enter into futures or options contracts, for the purpose of simulating full investment in the stocks that make up the benchmark index and causing the same effect as if the Fund held these stocks. These types of investments are used to quickly and efficiently cause Fund assets to be invested pending actual purchases of stocks in the particular Index and/or to keep cash on hand to meet redemptions or other needs. They are also used to reduce transaction costs and are used when the Funds' investment manager determines that these investments are favorably priced when compared to direct purchases of securities. Each Fund will limit its futures transactions to the extent that, immediately after any transaction, no more than 5% of the Fund's assets are applied towards the deposits required on futures contracts, and the value of all futures contracts in which each Fund acquires an interest cannot exceed 20% of that Fund's total assets.

SECURITIES LENDING: In order to increase each Fund's income, each Fund may lend its portfolio securities to qualified securities dealers or other institutional investors. The lending of securities is a common practice in the securities industry.

NON-DIVERSIFICATION: As stated in the Overview section, each Fund is classified as "non-diversified" under the 1940 Act, which means that, compared to other funds, they may invest a greater percentage of its assets in a single issuer. Although the Funds may be more susceptible to price volatility resulting from changes in the prices of securities that they hold, each Fund will always seek to match the level of diversification of its index. Furthermore, each Fund, in any event, intends to meet the minimum diversification levels required to qualify as a regulated investment company for purposes of the Internal Revenue Code.

SMALL AND UNSEASONED COMPANIES: As stated in the Overview section, each Fund may invest in small or unseasoned companies because the Indexes may invest in such companies. Small or unseasoned companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They also may lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their businesses. Due to these and other factors, small and unseasoned companies may suffer significant losses, as well as realize substantial growth. Historically, the prices of stocks of smaller companies have been more volatile than stocks of larger companies and are, therefore, more speculative than stocks of larger companies. You should expect that the price of the Fund's shares will also fluctuate more than shares of a mutual fund that invests primarily in larger stocks.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT MANAGER: The Funds' investment manager is Integrity Global Asset Management, Inc. ("IGAM"). IGAM is a federally registered investment advisory firm founded in April 1997, which previously provided asset management services for individuals and institutional clients. However, the firm no longer manages client assets besides those of the Funds. IGAM's principal office is located at South Kingstown Office Park, Suite A5, 24 Salt Pond Road, Wakefield, Rhode Island 02879.

For its services, IGAM receives annual fees from each Fund as shown below. The amounts shown represent a percentage of each Fund's average daily net assets.

         ------------------------------------------------------- ----------
                   INVESTMENT MANAGEMENT FEES
         ------------------------------------------------------- ----------
            Global Biotech Index Fund                               0.50%
            Global Wireless Communications Index Fund               0.50%
            Internet Index Fund                                     0.65%
         ------------------------------------------------------- ----------

IGAM has contractually agreed through December 31, 2001 to waive all or a portion of the advisory fee, and to pay each Fund's expenses to the extent necessary to limit each Fund's total annual operating expenses to 0.99%. After that date, IGAM may determine to continue to control each Fund's operating expenses under a contractual or voluntary arrangement, or it may end the arrangement. When each Fund's assets grow to a point where fee waivers are no longer necessary, IGAM may seek to recoup amounts waived or expenses payments that it made. IGAM shall only be entitled to recoup such amounts for a period of three years from the date the amount was waived or paid.

PORTFOLIO MANAGER: Eugene Y.W. Lee, Ph.D., CFA, is the President and founder of IGAM and the Chief Portfolio Manager for the Funds. He is also the President, Treasurer and Secretary of IGAM Group Funds, and serves on its Board of Trustees. Dr. Lee is a Chartered Financial Analyst and received his Master of Arts degree in Mathematics from the University of Texas at Austin in 1986 followed by his doctoral degree in Finance in 1986. He joined the faculty of the University of Rhode Island in 1992 and is currently an Associate Professor of Finance. Dr. Lee previously was Assistant Professor of Finance at University of Missouri - Columbia from 1986 to 1992.

FUND ADMINISTRATOR, ACCOUNTING AND TRANSFER AGENT: Firstar Mutual Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202 ("Firstar") serves as IGAM Group Funds' administrator, accounting agent and transfer agent.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
Shares of the Funds are priced at the net asset value per share ("NAV"), which is determined as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange is open for unrestricted trading. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV of each Fund is determined by dividing the value of that Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of that Fund's shares outstanding (assets - liabilities)/no. of shares = NAV. The expenses and fees of each Fund, which are accrued daily, are reflected in the calculation of the NAV.

The Funds' portfolio securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange that day. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith, or under procedures approved by, the Board of Trustees. The Funds may use independent pricing services to assist in calculating NAV.

SALES CHARGES: The offering price for shares of the Funds is its NAV plus any applicable front-end sales charge. The sales charges for the Funds are as follows:

                                                                                          DEALER COMMISSION AS %
       YOUR INVESTMENT         AS A % OF OFFERING PRICE  AS A % OF AMOUNT INVESTED         OF OFFERING PRICE
------------------------------ ------------------------- --------------------------- ---------------------------------
      Less than $50,000                 3.00%                      3.09%                          2.50%
------------------------------ ------------------------- --------------------------- ---------------------------------
     $ 50,000 - $99,999                 2.50%                      2.56%                          2.00%
------------------------------ ------------------------- --------------------------- ---------------------------------
     $100,000 - $249,999                2.00%                      2.04%                          1.50%
------------------------------ ------------------------- --------------------------- ---------------------------------
     $250,000 - $499,999                1.50%                      1.52%                          1.00%
------------------------------ ------------------------- --------------------------- ---------------------------------
     $500,000 - $999,999                1.00%                      1.01%                          0.50%
------------------------------ ------------------------- --------------------------- ---------------------------------
    $ 1 million or more*                 None                       None                           None
------------------------------ ------------------------- --------------------------- ---------------------------------

* Investments of $1 million or more may be made with no front-end sales charge. However, such investments are subject to a contingent deferred sales charge
(CDSC) of 1.0% on any shares sold within 18 months of purchase. For purpose of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The Funds' distributor may pay up to the entire amount of the sales charge to particular broker-dealers. On purchases over $1 million, the distributor may pay dealers of record commissions in an amount of up to 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule is also effective for sales of shares made to investors which qualify under any of the last category listed under "Waivers for Certain Investors."

REDUCING YOUR SALES CHARGES: There are several ways you can combine multiple purchases of shares of the Funds to take advantage of the breakpoints in the sales charge schedule. The following methods can be combined in any manner.

|X| ACCUMULATION PRIVILEGE - lets you add the value of any shares of the Funds you or members of your family already own to the amount of your next investment for purposes of calculating the sales charge. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the Funds, that you are eligible for this privilege each time you make a purchase.

|X| LETTER OF INTENTION - lets you purchase shares of the Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

|X| COMBINATION PRIVILEGE - lets you combine shares of multiple Funds for purposes of calculating the sales charge.

CDSC WAIVERS: In the case of one time investments of $1 million or more, the CDSC will generally be waived in the following cases as long as the transfer agent is notified at the time you sell:

|X| to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated;

|X|  because of shareholder death or disability;

|X|  because of the death or disability of the grantor of a living trust;

|X| under reorganization, liquidation, merger or acquisition transactions involving other investment companies; and

|X|  for retirement plans under the following circumstances:

        1.   to return excess contributions,
        2.   hardship withdrawals as defined in the plan,
        3. under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,
        4. to meet minimum distribution requirements under the Internal Revenue Code,
        5. to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and
        6.   after separation from service.

REINSTATEMENT PRIVILEGE: If you sell shares of the Funds, you may reinvest some or all of the proceeds within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS: Shares may be offered without front-end sales charges to the following individuals and institutions:

|X|  Selling brokers and their employees and/or sales representatives,

|X| Any bank, trust company, charitable organization, or other institution acting on behalf of a fiduciary client,

|X| Registered investment advisors, fee-based financial planners, wrap accounts or other investment programs not receiving a portion of the Fund's sales charges but in which a fee is paid to an investment professional,

|X| Pension, profit sharing or other qualified retirement plans including employer-sponsored 401(k) and 403(b) plans,

|X| Any individual with an investment account or advisory relationship with IGAM or the Distributor,

|X|  The Funds' shareholders of record as of October 1, 2000,

|X| Present or former officers, directors, and employees (or their families) of the Funds, IGAM or the Distributor,

|X| One or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged, in a common business, profession, civic or charitable endeavor or other activity (CDSC applies if redeemed within 18 months).

MARKETING AND DISTRIBUTION
--------------------------------------------------------------------------------
DISTRIBUTOR: T.O. Richardson Securities, Inc. (the "Distributor") is the principal underwriter and national distributor for the Funds' shares. The Distributor is a broker-dealer firm, registered with the SEC and in all 50 states. The Distributor is a member in good standing with the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICING AND DISTRIBUTION PLAN: Under a plan adopted by the IGAM Group Funds' Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), each Fund is authorized to pay the Distributor, the manager or others, shareholder servicing and/or distribution fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. Such fees will be used to reimburse persons who provide, or make payments for, administration, shareholder servicing and distribution assistance for the Funds, including paying for the preparation of advertising and sales literature and the printing and distribution of such materials to prospective investors. Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Certain broker-dealers, investment advisers, agents and other third parties are authorized to accept orders on the Funds' behalf. These third parties may charge transaction fees in connection with Fund transactions. These fees would be in addition to any amounts paid by a Fund under the Plan.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------
GENERAL INFORMATION: You may purchase shares of the Funds at their net asset value plus the applicable front-end sales charge. For an application or other information, please call (800) 234-0849 or visit the Funds' web-site at www.IGAM.com.

---------------------------------- -----------------------  -------------------
  Minimum Initial Purchases                   $1,000            $250
  Minimum Additional Purchases                   $50             $50
 --------------------------------- ------------------------ -------------------

The Funds reserve the right to vary or waive the initial and additional investment minimum requirements at any time.

PURCHASES BY MAIL: You may purchase shares by sending a completed and signed application, together with a check or money order payable to the [NAME OF FUND] C/O IGAM GROUP FUNDS to:

-------------------------------------- -----------------------------------------
REGULAR MAIL:                          OVERNIGHT OR EXPRESS MAIL:
-------------------------------------- -----------------------------------------
IGAM GROUP FUNDS                       IGAM GROUP FUNDS
[NAME OF FUND]                         [NAME OF FUND]
c/o Firstar Mutual Fund Services, LLC  c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                           615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701              Milwaukee, WI  53202
-------------------------------------- -----------------------------------------

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

TRANSACTIONS USING THE INTERNET: You may obtain a prospectus, an account application and other information regarding the Funds using the Internet by visiting www.IGAM.com. If you elect the online transactions option on the account application form (or fill out a separate online transaction request form) you may also use the Internet to purchase or redeem shares, check your account balance or check your transaction history.

PAYMENTS BY WIRE: You may also purchase shares of the Funds by wiring funds from your bank. Your bank may charge you a fee for this service. Before wiring any money, please call the Funds' transfer agent at (800) 234-0849 to set up your account and obtain an account number. You should be prepared to provide the information on the Funds' application form to the telephone representative. Then, you should provide your bank with the following information for purposes of wiring your investment.

     Firstar Bank, N.A.
     Milwaukee, WI  53202
     ABA #:  042000013
     Credit:  Firstar Mutual Fund Services, LLC
     Account #:  112-952-137
     Further Credit:    IGAM Group Funds, [FUND NAME]
                        Account Name (Your name and/or title on the account)
                        Account Number

When making initial purchases by wire, you must send a signed application to the Funds' transfer agent by regular or overnight mail at the addresses shown above in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds' transfer agent. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or their agents. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Funds.

PURCHASING THROUGH PROCESSING ORGANIZATIONS: You may also purchase shares of the Funds through a "Processing Organization," which is a broker-dealer, bank or other financial institution that purchases shares for its customers. When you purchase shares this way, the Processing Organization may be listed as the shareholder of record of the shares. Such shares may be transferred into your name following procedures established by the Processing Organization and the Funds. The minimum initial and subsequent investment amount for purchases through a Processing Organization generally will be set by the Processing Organization. Processing Organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Certain Processing Organizations may receive payments from the Funds under the Distribution and Shareholder Servicing Plan or payments from the Funds' investment manager.

TAX SHELTERED RETIREMENT PLANS: Shares of the Funds may be used as investments in retirement plans such as: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees and other processing fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Funds from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about IRA fees by calling the Funds at (800) 234-0849.

AUTOMATIC INVESTMENT PLAN: The Automatic Investment Plan permits you to purchase shares of the Funds (minimum initial and subsequent investments of $50 per transaction) at regular intervals. Provided your bank or other financial institution allows automatic withdrawals, you may purchase shares by transferring funds from the account you designate. At your option, the account designated will be debited in the specific amount, and shares will be purchased once a month, on the twentieth day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. If you desire to participate in the Automatic Investment Plan, you should call the Funds at (800) 234-0849 to obtain the appropriate forms. The Automatic Investment Plan does not assure a profit and does not protect against loss in declining markets. The Funds may modify or terminate the Automatic Investment Plan at any time or charge a service fee. No such fee is currently contemplated.

GENERAL TRANSACTION POLICIES:

|X| Each Fund reserves the right to limit or reject any purchase request if, in its opinion, it is in the best interest of the Fund to do so.

|X| Federal regulations require that investors provide a certified Taxpayer Identification Number upon opening or reopening an account.

|X|  Dividends begin to accrue after you become a shareholder.

|X| The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the IGAM Group Funds' transfer agent.

|X| If your check or wire does not clear, a service fee of $25 will be deducted from your account and you will be responsible for any loss incurred. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
GENERAL INFORMATION: You may request redemption of your Fund shares at any time. When a request is received in proper form, each Fund will redeem the shares at the next determined NAV.

The Funds will normally send you your redemption proceeds on the next business day (and no later than seven calendar days) after receipt of a redemption request in proper form. However, if you purchase shares by check and subsequently submit a redemption request, the redemption proceeds will not be transmitted until your check has cleared, which may take up to 15 days. If you have any questions about redemptions or need further information, please call
(800) 234-0849 or visit the Funds' website at www.IGAM.com.

REDEMPTIONS BY MAIL: Redemption requests by mail must include your signed letter of instruction (including the Fund name, account number(s), account names(s), address and the dollar amount or number of shares you wish to redeem) and should be addressed as follows:

--------------------------------------- ----------------------------------------
REGULAR MAIL:                           OVERNIGHT OR EXPRESS MAIL:
--------------------------------------- ----------------------------------------
IGAM GROUP FUNDS                        IGAM GROUP FUNDS
[NAME OF FUND]                          [NAME OF FUND]
c/o Firstar Mutual Fund Services, LLC   c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                            615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701               Milwaukee, WI  53202
--------------------------------------- ----------------------------------------

REDEMPTIONS BY TELEPHONE: If you elect the telephone redemption option on the shareholder application form, you may make a telephone redemption request by calling (800) 234-0849. The Funds and their agents may act on telephone instructions from any person representing himself or herself to be a shareholder and reasonably believed by the Funds or their agents to be genuine. The Funds and their agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if such procedures are followed, neither the Funds nor their agents will be liable for following telephone instructions reasonably believed to be genuine. IRA account holders can not redeem by telephone.

During times of drastic economic or market conditions, you may experience difficulty in contacting the Funds by telephone to request a redemption of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Funds' net asset value may fluctuate.

TRANSACTIONS USING THE INTERNET: If you elect the online transactions option on the account application form (or fill out a separate online transaction request form) you may also use the Internet to redeem (or purchase) shares, check your account, balance or check your transaction history. Simply go to the Funds' website at WWW.IGAM.COM.

REDEMPTIONS BY WIRE: To redeem shares by wire, call the Funds at (800) 234-0849 and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The IGAM Group Funds' transfer agent charges a $12 outgoing wire fee.

SYSTEMATIC WITHDRAWAL PLAN: If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals of $100 or more from your account at regular intervals. Amounts will be transferred from your Fund account to the bank account you choose at the interval you select on the account application form. If you expect to purchase additional shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making purchases and redemptions during the same or similar time periods.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS:

|X| A signature guarantee is required for requests to redeem a large amount of shares ($25,000 or more), if your address of record has been changed within the past 30 days, or if you ask for proceeds to be sent to a different address. A signature guarantee is used to help protect you and the Funds from fraud. You can obtain a signature guarantee from most banks or securities dealers, BUT NOT FROM A NOTARY PUBLIC. Please call the Funds to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid processing delays.

|X| If your account falls below $1,000 ($250 for qualified retirement accounts) for other than market reasons, the Funds may request that you increase your balance. If the account is still below the minimum after 60 days, the Funds may automatically close your account and send you the proceeds.

|X| The Funds also reserve the right to make a "redemption-in-kind" if the amount you are redeeming is large enough to affect Fund operations or otherwise disrupt any of the Funds. When the Funds redeem-in-kind, they pays the shareholder in portfolio securities rather than cash, and the shareholder may experience additional expenses such as brokerage commissions in order to sell the securities.

|X| If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding. IRA shareholders may not redeem shares by telephone or Internet. Redemption requests must be in writing.

EXCHANGING SHARES
-------------------------------------------------------------------------------

You may exchange shares between one Fund and another. Exercising the exchange privilege is really two transactions: a sale of one fund and the purchase of another. The same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequence as ordinary sales and purchases and you could realize short or long-term capital gains or losses. Generally, exchanges may only be made between identically registered accounts unless you send written instructions with a signature guarantee.

The Funds' transfer agent charges a $5.00 fee for each exchange transaction executed via the telephone.

DISTRIBUTIONS AND TAXATION
--------------------------------------------------------------------------------
Each Fund distributes substantially all of the net investment income and net capital gains that it realizes in the sale of securities. These income and gains distributions are generally paid once each year, on or before December 31. Distributions are automatically reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested distributions and all shares will be purchased at NAV.

In general, Fund distributions are taxable to you as either ordinary income or capital gain. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Capital gain dividends paid by the Funds are taxable to you as long-term capital gain no matter how long you have owned your shares.

By law, the Funds must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the Funds, you may have a capital gain or loss.

Fund distributions and gain from the sale or exchange of your shares generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.



FINANCIAL HIGHLIGHTS OF THE INTERNET INDEX FUND
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the INTERNET INDEX FUND'S financial performance for the past fiscal year. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the INTERNET INDEX FUND (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the INTERNET INDEX FUND'S financial statements, are included in the annual report, which is available upon request. Because the GLOBAL BIOTECH INDEX FUND and the GLOBAL WIRELESS COMMUNICATIONS FUND have been in operation for less than a year, no financial highlights are being reported for these Funds.

                                                            November 4, 1999(1)
                                                                    to
                                                               June 30, 2000

PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD                               $10.00
     Income from investment operations:
     Net investment income                                           0.12
     Net realized and unrealized gains on investments                1.17
                                                                     ----
       Total income from investment operations                       1.29
                                                                     ----

          Net asset value, end of period                           $11.29

TOTAL RETURN                                                        12.90%(2)
                                                                     ------

SUPPLEMENTAL DATA AND RATIOS:

   Net assets, end of period                                       $3,189,188
   Ratios of expenses to average net assets:
      Before expense reimbursement                                  13.60%(3)
      After expense reimbursement                                    1.40%(3)
   Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement                                 (13.53)%(3)
      After expense reimbursement                                   (1.33)%(3)

   Portfolio turnover rate                                          46.88%(2)

      (1) Commencement of Operations
      (2) Not annualized
      (3) Annualized



BOARD OF TRUSTEES

Edward M. Mazze, Ph.D., Chairman

Eugene Y.W. Lee, Ph.D., CFA, President

Andrew C. Laviano, J.D.

Harris N. Rosen

Bruce Whyte

INVESTMENT MANAGER
INTEGRITY GLOBAL ASSET MANAGEMENT, INC.
Wakefield, Rhode Island

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
Philadelphia, Pennsylvania

INDEPENDENT AUDITORS
ARTHUR ANDERSEN LLP
Milwaukee, Wisconsin

TRANSFER AGENT, FUND ACCOUNTING AGENT
AND FUND ADMINISTRATOR
FIRSTAR MUTUAL FUND SERVICES, LLC
Milwaukee, Wisconsin

CUSTODIAN
FIRSTAR BANK, N.A.
Cincinnati, Ohio



The Statement of Additional Information (SAI) for the Funds contains more information about the Funds' policies and management and is incorporated by reference into this prospectus. The Funds' annual and semi-annual reports to shareholders contain additional information about the Funds' investments and a discussion of the market conditions that significantly affected the Funds and the Indexes during each fiscal year. You may obtain free copies of these documents and additional information about the Funds by:

Telephone:                 1-800-234-0849
Internet:                  WWW.IGAM.COM

Mail:
REGULAR MAIL:                           OVERNIGHT OR EXPRESS MAIL:
-------------                           --------------------------
IGAM Group Funds                        IGAM Group Funds
c/o Firstar Mutual Fund Services, LLC   c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                            615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701               Milwaukee, WI  53202

You may review and obtain copies of the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of the information may also be obtained for a fee by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102 or by sending an electronic request to the SEC at the following e-mail address: publicinfo@sec.gov.

                                                     1940 Act File No.  811-9493




                                IGAM Group Funds
                      South Kingstown Office Park, Suite A5
                                24 Salt Pond Road
                               Wakefield, RI 02879
                                 (401) 788-0977
                              Website: www.igam.com

                       STATEMENT OF ADDITIONAL INFORMATION

                          THE GLOBAL BIOTECH INDEX FUND
                               THE GLOBAL WIRELESS
                            COMMUNICATIONS INDEX FUND
                             THE INTERNET INDEX FUND

                             Dated December 26, 2000

This Statement of Additional Information relates to the Global Biotech Index Fund, the Global Wireless Communications Index Fund and the Internet Index Fund (individually a "Fund" and collectively the "Funds"), each a series of IGAM Group Funds (the "Trust"). The SAI is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated December 26, 2000. To obtain the Prospectus and other information about the Funds, please visit the Fund's web-site, call 1-800-234-0849 or write to the Funds as shown below:

    REGULAR MAIL:                          OVERNIGHT OR EXPRESS MAIL:
    -------------                          --------------------------
    IGAM Group Funds                       IGAM Group Funds
    c/o Firstar Mutual Fund Services, LLC  c/o Firstar Mutual Fund Services, LLC
    P.O. Box 701                           615 East Michigan Street, 3rd Floor
    Milwaukee, WI  53201-0701              Milwaukee, WI  53202



The Internet Fund's audited financial statements for the period November 4, 1999 through June 30, 2000 contained in its annual report to shareholders are incorporated herein by reference.

                                TABLE OF CONTENTS

THE FUNDS.....................................................................3

INVESTMENT OBJECTIVE AND STRATEGIES...........................................3

INVESTMENT RESTRICTIONS.......................................................7

MANAGEMENT OF THE FUNDS.......................................................9

MANAGEMENT OWNERSHIP..........................................................13

INVESTMENT MANAGER............................................................13

CODE OF ETHICS................................................................14

ADMINISTRATIVE SERVICES.......................................................14

CUSTODIAN.....................................................................14

DISTRIBUTOR...................................................................15

PRICING OF SHARES.............................................................16

SHARES OF BENEFICIAL INTEREST.................................................17

PURCHASING SHARES.............................................................18

REDEMPTION OF SHARES..........................................................18

PORTFOLIO TRANSACTIONS AND TURNOVER...........................................19

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES.............................21

PERFORMANCE INFORMATION.......................................................23

AUDITORS......................................................................25

FINANCIAL STATEMENTS..........................................................25



THE FUNDS

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") which is currently comprised of three Funds. The Trust was organized as a business trust under the Delaware Business Trust Act on July 16, 1999. The Funds' registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801 and its principal office is at South Kingstown Office Park, Suite A5, 24 Salt Pond Road, Wakefield, RI 02879.

INVESTMENT OBJECTIVE AND STRATEGIES

The Funds are non-diversified series of the Trust. Each Fund's investment objective is to provide investment results, using statistical procedures, that parallel its specified Dow Jones Index: the Dow Jones Global Biotechnology Index(SM), the Dow Jones Wireless Communications Service & Technology Index(SM), or the Dow Jones Internet Index(SM).

The following discussion of investment techniques and instruments supplements and should be read in conjunction with the investment information set forth in the Funds' Prospectus. The investment practices described below, except for the discussion of certain specified investment policies and restrictions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders. In seeking to meet its investment objective, a Fund may invest in any type of security whose characteristics are consistent with its investment program. The securities in which the Funds may invest include those described below.

COMMON AND PREFERRED STOCK. Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specific amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

FUTURES. The Funds may enter into contracts for the purchase or sale for future delivery of securities including contracts for the purchase or sale for future delivery of the stocks within an index. The Funds will not use futures contacts as leveraged investments that magnify the gains and losses of an investment. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price and future date. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by that Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by a Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

A Fund may enter into futures contracts and engage in options on futures to the extent that no more than 5% of a Fund's assets are required as futures contract margin deposits and premiums on options, and may engage in such transactions to the extent that obligations relating to such futures and related options on futures transactions represent not more than 20% of a Fund's assets.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. Brokerage commissions are incurred when a futures contract is bought or sold.

The Funds will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges.

INDEX OPTIONS. The Funds may purchase exchange-listed put and call options on stock indices and sell such options in closing sale transactions. The Funds may purchase call options on indices to temporarily achieve market exposure when a Fund is not fully invested. The Funds may also purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry. While the option is open, a Fund will maintain a segregated account with its custodian in an amount equal to the market value of the option.

Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier").

A Fund purchas of options on indices will subject it to the following risks described below. First, because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security.

Second, index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, a Fund would not be able to close put options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

Third, if a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall "out-of-the-money," a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the shares of the Funds. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-payment securities, such as CATs and TIGRs, which are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

BANK OBLIGATIONS. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

LOANS OF PORTFOLIO SECURITIES. The Funds may lend their investment securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations, provided that such loans do not exceed 33 1/3% of a Fund's total assets at the time of the most recent loan. By lending its investment securities, a Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund. The Funds may lend their investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that: (a) the borrower pledge and maintain with a Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis); (c) the loan be made subject to termination by a Fund at any time; and
(d) a Fund receives reasonable interest on the loan (which may include a Fund investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

REPURCHASE AGREEMENTS. When the Funds enter into repurchase agreements, they purchase securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The Funds may not enter into repurchase agreements having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by a Fund, would exceed 15% of the value of the net assets of that Fund.

In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, a Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In such event, instead of the contractual fixed rate of return, the rate of return to a Fund would be dependent upon intervening fluctuations of the market value of the underlying security and the accrued interest on the security. Although a Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of a Fund to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

Repurchase agreements are securities for purposes of the tax diversification requirements that must be met for pass-through treatment under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Funds will limit the value of their repurchase agreements on each of the quarterly testing dates to ensure compliance with Subchapter M of the Code.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by a Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. The Funds retain record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, a Fund will direct their custodian bank to place cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities in that Fund's segregated account in an amount equal to the repurchase price. Any assets held in any segregated account shall be liquid, unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities a Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of its proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings and as such, are subject to the same investment limitations.

BORROWING. The Funds may borrow money as a temporary measure or for extraordinary purposes or to facilitate redemptions subject to the fundamental investment restriction described below under the heading "Investment Restrictions." The Funds will not borrow money in excess of 33 1/3% of the value of each of their total assets. Any borrowing above 5% of a Fund's total assets will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

OTHER INVESTMENTS. The Board of Trustees may, in the future, authorize the Funds to invest in securities other than those listed in this SAI and in the Funds' prospectus, provided such investment would be consistent with the Funds' investment objectives and that it would not violate any fundamental investment policies or restrictions.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS. The Funds have adopted the following fundamental investment policies and restrictions which cannot be changed for a Fund without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a fund means the vote of: (i) more than 50% of the outstanding voting securities of the fund; or (ii) 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. CONCENTRATION. The Global Biotechnology Index Fund, the Global Wireless Communications Index Fund, and the Internet Index Fund have adopted policies of concentrating in securities issued by companies within the Biotech, Wireless Communications and Internet industries, respectively, but will not otherwise make investments that result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry. This restriction, however, does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The SEC staff currently takes the position that a fund concentrates its investments in a particular industry if more than 25% of its net assets is invested in issuers within the industry.

SENIOR SECURITIES & BORROWING. The Funds may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

UNDERWRITING. The Funds may not underwrite the securities of other issuers, except that a Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

REAL ESTATE. The Funds may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

COMMODITIES. The Funds may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

LENDING. The Funds may not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

NON-FUNDAMENTAL POLICIES AND RESTRICTIONS. In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus and this SAI, the Funds will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

OTHER INVESTMENT COMPANIES. The Funds are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

ILLIQUID SECURITIES. A Fund may not invest more than 15% of its net assets in securities which it can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

NON-DIVERSIFIED FUND. The Funds are non-diversified under the 1940 Act, which means that there is no restriction under the 1940 Act on how much the Funds may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Funds intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, the Funds will, among other things, limit their investments in the securities of any one issuer (other than U. S. Government securities or securities of other regulated investment companies) to no more than 25% of the value of a Fund's total assets. In addition, a Fund, with respect to 50% of its total assets, will limit its investments in the securities of any issuer to 5% of its total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.

In applying a Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Each Fund reserves the ability to invest all of its assets in the securities of a single series of an open-end management investment company for which IGAM is the investment manager, with substantially the same investment objective(s), policies and limitations as the Fund. This would permit each Fund to adopt a "master-feeder" structure in which each Fund, as a "feeder" fund, would invest all of its assets in a series of a single pooled "master fund" in an effort to take advantage of potential efficiencies. The Funds do not have the present intention of adopting a "master-feeder" structure, an would be required to update their Prospectus and this Statement of Additional Information prior to its doing so.

MANAGEMENT OF THE FUNDS

The Trust is governed by a Board of Trustees. The Board of Trustees consists of five individuals, four of whom are not "interested persons" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act. The Trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Funds, and review performance. The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

--------------------------------------------- -------- ----------------- -----------------------------------------------------------
NAME AND ADDRESS                                AGE       POSITION           PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
--------------------------------------------- -------- ----------------- -----------------------------------------------------------
Edward M. Mazze, Ph.D.                          59     Chairman of the   Presently, Dean, College of Business
The University of Rhode Island                         Board of          Administration of the University of Rhode Island
College of Business Administration                     Trustees          since 1998; Director, Technitrol Incorporated
7 Lippit Road                                                            since 1985; Director, McGettigan Partners,
301 Ballentine Hall                                                      1989-1993, 1997 to present; Honorary Board Member,
Kingston, RI  02881-0802                                                 Delaware Valley College of Science and
                                                                         Agriculture, since 1997; Accreditation Panel Member,
                                                                         Middle States Association of Colleges and Secondary
                                                                         School Commission of Higher Education, since 1981;
                                                                         Previously, Dr. Mazze held the position of Dean at the
                                                                         University of North Carolina at Charlotte's  Belk
                                                                         College of Business Administration (1993-1998),
                                                                         at the School of Business and Management at
                                                                         Temple University (1979-1986, professor from
                                                                         1979-1993) and at Seton Hall University's
                                                                         W. Paul Stillman School of Business (1975-1979).
                                                                         From 1984 to 1997, Dr. Mazze was a Bankruptcy
                                                                         Trustee for the United States Bankruptcy Court
                                                                         in the Eastern District of Pennsylvania, and
                                                                         from 1985 to 1987, he served as the Chairman
                                                                         of the Board and Chief Executive Officer of the
                                                                         William Penn Bank in Philadelphia (now
                                                                         part of Mellon Bank). He also previously served
                                                                         on the Boards of numerous public and private
                                                                         businesses, educational organizations and
                                                                         foundations and held numerous governmental,
                                                                         professional and academic appointments.
--------------------------------------------- -------- ----------------- -----------------------------------------------------------
Eugene Y.W. Lee, Ph.D.*                         49     Trustee,          President, Integrity Global Asset Management, Inc.
Integrity Global Asset Management, Inc.                President,        since 1997; Associate Professor of Finance,
South Kingstown Office Park                            Treasurer and     University of Rhode Island (faculty member since
Suite A5                                               Secretary         1992).
24 Salt Pond Road
Wakefield, RI 02879
--------------------------------------------- -------- ----------------- -----------------------------------------------------------
Andrew Laviano                                  58     Trustee and       Professor, University of Rhode Island since 1976;
The University of Rhode Island                         Chairman of       previously, attorney in private practice.
College of Business Administration                     Audit Committee
7 Lippit Road
349 Ballentine Hall
Kingston, RI  02881-0802
--------------------------------------------- -------- ----------------- ----------------------------------------------------------
Harris N. Rosen                                 67     Trustee           At the University of Rhode Island, presently
76 Sundance Trail                                                        serves as Special Assistant to the Dean of the
Wakefield, RI 02879                                                      University, and in 1998, as Executive in
                                                                         Residence, teaching courses in Supervision,
                                                                         Management and Introduction to Business;
                                                                         previously, President of School House
                                                                         Candy Company, Pawtucket, RI 1969 through
                                                                         1998; Mr. Rosen also serves as the Director
                                                                         of the Jewish Federation of Rhode Island and has
                                                                         served in various capacities since 1970; Trustee
                                                                         of Women and Infants' Hospital, Rhode Island,
                                                                         since 1978; Corporator of Rhode Island Hospital
                                                                         since 1982; and has held numerous business and
                                                                         community service positions in the Rhode
                                                                         Island area over the years.
--------------------------------------------- -------- ----------------- ----------------------------------------------------------
Bruce Whyte                                     59     Trustee           Self-employed Marketing Consultant since 1992;
331 Stratfield Road                                                      Director of Business Development, First Alert
Fairfield, CT  06432                                                     (disaster recovery emergency services), 1998-1999,
                                                                         and Managing Consultant, EverColor Fine Art
                                                                         (printing and fine art publishing company), 1998-1999;
                                                                         Executive Vice President and Director, Sanctuary Inc.
                                                                         (product and service provider to older adults and
                                                                         their families), 1996-1997; President, Ulster Arts
                                                                         Alliance, Inc. (professional service organization),
                                                                         1992-1996; Chairman, Center for Arts and Technology,
                                                                         1992-1996; Treasurer and Marketing Director,
                                                                         Entrepreneurial Catalyst Forum, Inc., 1992-1996.
                                                                         Mr. Whyte has served as an advisor and business consultant to both the United States Congress and United States
                                                                         Treasury Department, as well as to the New York Department of State, New York Attorney General, New York State
                                                                         Senate and Assembly, and New York State Council
                                                                         on the Arts.
--------------------------------------------- -------- ----------------- ----------------------------------------------------------

* Dr. Lee is deemed to be an "interested person" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

TRUSTEE COMPENSATION. For their service as Trustees, the independent trustees receive $1,000 per Trustee meeting, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. The Chairman of the Board receives additional compensation of $500 per meeting for his services as chairman, and the Chairman of the Audit Committee receives additional compensation of $250 per meeting for his service as chairman. Dr. Lee is an interested trustee and, therefore, is paid by the investment manager and does not receive any compensation for his service as a Trustee. These compensation amounts will remain in place until the Internet Index Fund reaches $50 million in assets. When the Internet Index Fund reaches $50 million, the independent trustees will receive $2,000 per Board meeting attended, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. The Chairman of the Board will receive additional compensation of $2,000 per Board meeting attended for his service as chairman, and the Chairman of the Audit Committee will receive additional annual compensation of $2,000.

                                                          PENSION OR                            TOTAL COMPENSATION
                                    AGGREGATE        RETIREMENT BENEFITS   ESTIMATED ANNUAL   FROM COMPANY AND FUND
      NAME OF PERSON/POSITION   COMPENSATION FROM     ACCRUED AS PART OF     BENEFITS UPON       COMPLEX* PAID TO
                                    THE TRUST           FUND EXPENSES         RETIREMENT             TRUSTEES
      ------------------------ --------------------- --------------------- ------------------ -----------------------
      Edward M. Mazze, Ph.D,          $_____                  $0                  $0                  $_____
       Chairman of the Board
      ------------------------ --------------------- --------------------- ------------------ -----------------------
      Eugene Y.W. Lee, Ph.D,            $0                    $0                  $0                    $0
                CFA
             President
      ------------------------ --------------------- --------------------- ------------------ -----------------------
      Andrew C. Laviano,               ______                 $0                  $0                   ______
         J.D. Trustee and
         Chairman of Audit
             Committee
      ------------------------ --------------------- --------------------- ------------------ -----------------------
      Harris N. Rosen Trustee          ______                 $0                  $0                   ______
      ------------------------ --------------------- --------------------- ------------------ -----------------------
      Bruce Whyte Trustee              ______                 $0                  $0                   ______
      ------------------------ --------------------- --------------------- ------------------ -----------------------

         *Because the Global Biotech Index Fund and the Global Wireless Communications Index Fund have not begun operations, the information presented in the table is solely for the Internet Index Fund.

Trustees of the IGAM Group Fund family, employees, retirees and their families of IGAM and T.O. Richardson, individuals holding an account or other advisory relationship with IGAM or T.O. Richardson, and employees and/or representatives of registered broker-dealers with a selling agreement with T.O. Richardson do not have to pay front-end sales charges (provided the status of the investment is explained at the time of investment) on purchases of shares of the Funds. These exemptions of sales charges are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

CONTROL PERSONS, PRINCIPAL HOLDERS OF SECURITIES AND MANAGEMENT OWNERSHIP. Principal shareholders are persons that beneficially or of record own 5% or more of a Fund's outstanding shares. The following table provides the name and address of each principal shareholder of the Funds as of _______, 2000. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. There are no control persons of the Internet Index Fund. Principal holders are persons that beneficially own 5% or more of a Fund's outstanding shares. As of _____, 2000, IGAM owned of record 100% of the shares of the Global Biotech Index Fund and Global Wireless Communications Index Fund. Accordingly, as of _____, 2000, IGAM owned a controlling interest in those Funds but such interest was for organizational purposes only.

PRINCIPAL SHAREHOLDERS OF THE INTERNET INDEX FUND
------------------------------------------- --------------------- ------------------- -----------------------------------
Name and Address                                   Shares            % Ownership              Type of Ownership
------------------------------------------- --------------------- ------------------- -----------------------------------
Charles Schwab & Co., Inc.
101 Montgomery Street                             _______              _______                      Record
San Francisco, CA  94104
------------------------------------------- --------------------- ------------------- -----------------------------------
National Financial Services Corporation
One World Financial Ctr                           _______              _______                      Record
200 Liberty St
New York, NY 1091-1003
------------------------------------------- --------------------- ------------------- -----------------------------------
Deno Melchiorre                                   _______              _______                      Record
Deno Melchiorre Trust
PO Box 74
Deerfield, IL 60015-0074
------------------------------------------- --------------------- ------------------- -----------------------------------

MANAGEMENT OWNERSHIP

As of ___________, 2000, the Trustees and Officers of the Trust, as a group, owned ___% of the outstanding shares of the Internet Index Fund. Eugene Y.W. Lee, Ph.D, President of the Funds, owns ___% of the outstanding shares of the Internet Index Fund, and the Chairman of the Board, Edward M. Mazze, Ph.D, owns ___% of Internet Index Fund shares.

INVESTMENT MANAGER

Integrity Global Asset Management, Inc. ("IGAM"), is a Delaware corporation that serves as investment manager to the Internet Index Fund pursuant to an Investment Management Agreement dated as of September 13, 1999, and investment manager to the Global Biotech Index Fund and Global Wireless Communications Index Fund pursuant to an Investment Management Agreement dated as of ________, 2000. Eugene Y.W. Lee, Ph.D., CFA, is the President and founder of IGAM and the Chief Portfolio Manager for the Funds. He is also the President, Treasurer and Secretary of the Trust, and serves on its Board of Trustees. Dr. Lee is a Chartered Financial Analyst and received his Master of Arts degree in Mathematics from the University of Texas at Austin in 1986 followed by his doctoral degree in Finance in 1986. He joined the faculty of the University of Rhode Island in 1992 and is currently an Associate Professor of Finance. Dr. Lee previously was Assistant Professor of Finance at University of Missouri - Columbia from 1986 to 1992.

Under the Investment Management Agreements, IGAM is responsible for managing the purchase and sale of securities held by the Funds. IGAM also tracks the composition and weighting of the stocks in the indexes, and rebalances the Funds' portfolio of investments in an effort to track the performance of each Fund's corresponding index as closely as possible. This process also involves the use of statistical sampling techniques by which IGAM actively selects component stocks for purchase or sale to most effectively and efficiently track a Fund's corresponding Index. IGAM is also responsible for selecting brokers, dealers and/or trading systems to execute securities transactions for the Funds. IGAM also provides business management and administrative services for the Funds not provided by others, which includes the coordination and management of the Funds' business activities and their relationship with service providers and professionals, as well as the provision of office space, personnel and materials necessary to act as investment and business manager.

This Investment Management Agreements for the Funds are effective for an initial term of two years after their execution and will continue on a year-to-year basis thereafter, provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of each Fund. In either event, they must also be approved by a majority of the trustees of the Trust who are neither parties to the Agreements nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Investment Manager's decisions are made subject to direction of the Board of Trustees. The Agreements may be terminated at any time, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Funds.

For the services provided by the investment manager under the Agreements described above, the Trust, on behalf of the Funds, has agreed to pay to IGAM an annual fee of 0.65% of the Internet Index Fund's average daily net assets and 0.50% of each of the Global Biotech Index Fund and Global Wireless Communications Index Fund's average daily net assets. All fees are computed on the average daily closing net asset value of each Fund and are payable monthly. These fees are higher than the fees paid by most other index mutual funds.

IGAM has contractually agreed through December 31, 2001 to waive all or a portion of the advisory fee, and to pay expenses of the Funds, to the extent necessary to limit each Fund's total annual operating expenses to 0.99%. After that date, IGAM may determine to continue to control Fund expenses of the Funds under a contractual or voluntary arrangement, or it may end the arrangement. When a Fund's assets grow to a point where fee waivers are no longer necessary, IGAM may seek to recoup amounts waived or expenses payments that it made. IGAM shall only be entitled to recoup such amounts for a period of three years from the date the amount was waived or paid. For the period November 4, 1999 through June 30, 2000, the total amount payable to IGAM for investment management services, all of which was waived, was $10,578.

CODE OF ETHICS

Both the Trust and the Investment Manager have adopted Codes of Ethics that govern the conduct of employees of the Trust and Investment Manager who may have access to information about the Funds' securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require preclearance of personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by a Fund or other clients of the Investment Manager; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

ADMINISTRATIVE SERVICES

Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202, a subsidiary of Firstar Bank, N.A., provides administrative personnel and services (including blue-sky services) to the Funds. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Funds. Firstar Mutual Fund Services, LLC also will serve as accountant to the Funds and transfer agent under separate agreements. For the period November 4, 1999 through June 30, 2000, the total amount the Funds paid to Firstar Mutual Fund Services, LLC was $25,329.

CUSTODIAN

Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Firstar Bank, N.A. holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

DISTRIBUTOR

T.O. Richardson Securities, Inc. serves as the principal underwriter and national distributor for the shares of the Funds pursuant to Distribution Agreements with the Internet Index Fund dated as of September 13, 1999, and with the Global Biotech Index Fund and Global Wireless Communications Index Fund dated as of ____________, 2000 (the "Distribution Agreements"). T.O. Richardson Securities, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Funds' shares is continuous. The Distribution Agreements provide that the Distributor, as agent in connection with the distribution of shares of the Funds, will use its best efforts to distribute shares of the Funds. For the period November 4, 1999 through June 30, 2000, the Distributor was entitled to receive $4,069 for its services.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Shareholder Servicing Plans on behalf of each of the Funds (the "Plans"). The Funds are authorized under the Plans to use their assets to reimburse the Investment Manager, the Distributor or others for their actual expenses associated with certain activities relating to the distribution and promotion of shares of the Funds to investors and for providing other shareholder services. The maximum amount payable under the Plans is 0.25% of each of the Fund's average net assets on an annual basis. For the period November 4, 1999 through June 30, 2000, the Internet Index Fund paid the following 12b-1 fees under the plan:

-------------------------------------------------------------------------------- -----------------
                INTERNET INDEX FUND EXPENDITURES UNDER 12B-1 PLAN
                              (11/4/99 TO 6/30/00)
-------------------------------------------------------------------------------- -----------------
     Advertising                                                                       None
-------------------------------------------------------------------------------- -----------------
     Printing and/or mailing of prospectuses to the other current shareholders         $466
-------------------------------------------------------------------------------- -----------------
     Compensation to the Distributor                                                   None
-------------------------------------------------------------------------------- -----------------
     Compensation to sales                                                             None
-------------------------------------------------------------------------------- -----------------
     Interest carrying or other financing charges                                      None
-------------------------------------------------------------------------------- -----------------
     Other                                                                             None
-------------------------------------------------------------------------------- -----------------

The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plans.

The Plans authorize the use of assets of the Funds to reimburse expenses incurred by, banks, broker/dealers and other institutions which provide distribution assistance and/or shareholder services including, but not limited to, printing and distributing prospectuses to persons other than Fund shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of a Fund, furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries.

The Plans require that any person authorized to direct the disposition of monies paid or payable by the Funds pursuant to the Plans or any related agreement prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plans and the purposes for which those expenditures were made. The Plans provide that so long as they are in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

Each Plan and any related agreements can not take effect until approved by a majority vote of both the Board of Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of that Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on that Plan and the related agreements. The Trustees approved the Plan on behalf of the Internet Index on September 13, 1999, and on behalf of the Global Biotech Index Fund and the Global Wireless Communications Index Fund on ____________, 2000.

Each Plan will continue in effect only so long asits continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plans. The Plan foreach Fund may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan for that Fund or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of that Fund.

The Plans may not be amended so as to materially increase the amount of the distribution fees for a Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of that Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plans.

PRICING OF SHARES

Shares of the Funds are sold on a continual basis at the offering price. As described in the Funds' prospectus under "How to Purchase Shares," the offering price is the net asset value per share plus any applicable sales charge. The net asset value of Fund shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no shares of a Fund are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas Day. The portfolio securities in which the Funds invest fluctuate in value, and hence the net asset value per share of a Fund will fluctuate.

An example of how the Internet Index Fund calculated its total offering price per shares as of June 30, 2000 is as follows:

                    NET ASSETS                 =  Net Asset Value per share
                    ----------
                    Shares Outstanding

                    $3,189,188                 =  $11.29
                    ----------
                       282,435

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Funds.

SHARES OF BENEFICIAL INTEREST

The Trust is a series business trust that currently offers three series of shares. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares of the Funds do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Trustees. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

PURCHASING SHARES

Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from a Fund.

Stock Certificates and Confirmations

The Funds do not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the stockholder's address of record.

Special Incentive Programs

At various times the Funds may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by a Fund, or participate in sales programs sponsored by a Fund. In addition, the investment manager or distributor, in their discretion may from time to time, pursuant to objective criteria, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of a Fund. These programs will not change the price you pay for your shares or the amount that a Fund will receive from the sale.

Sales Charges and Waivers

The Funds' sales charges are described in the Prospectus under the heading "Sales Charges and Waivers." Also, as stated in the Prospectus, you may purchase shares of the Internet Index Fund without a sales charge if you are a shareholder of the Internet Index Fund of record as of October 1, 2000. You may purchase shares of any of the Funds if you are a bank, trust company, charitable organization, or other institution acting on behalf of a fiduciary client, you are a registered investment advisor, fee-based financial planner, part of a wrap account or other investment program not receiving a portion of the sales charges of a Fund but in which a fee is paid directly to an investment professional; you are part of a pension, profit sharing or other qualified retirement plan, including employer-sponsored 401(k) and 403(b) plans, you are a registered representative and/or employee of a broker-dealer that has a selling agreement with the Distributor, you are any individual with an investment account and/or advisory relationship with IGAM or the Distributor, you are, or are a family member of, a past or present officer, director, or employee of a Fund, IGAM or the Distributor, or you are a member of a group (including spouses and dependent children) comprised of at least 100 persons engaged, or previously engaged, in a common business, profession, civic or charitable endeavor and/or other activity. These exemptions of sales charges are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

REDEMPTION OF SHARES

To redeem shares, shareholders may send a written request to:

   REGULAR MAIL:                           OVERNIGHT OR EXPRESS MAIL:
   -------------                           --------------------------
   IGAM Group Funds                        IGAM Group Funds
   c/o Firstar Mutual Fund Services, LLC   c/o Firstar Mutual Fund Services, LLC
   P.O. Box 701                            615 East Michigan Street, 3rd Floor
   Milwaukee, WI  53201-0701               Milwaukee, WI  53202

The written letter of instructions must include

o    the investor's social security number or tax identification number,

o    the fund name,

o    the account number,

o    the share or dollar amount to be redeemed, and

o    signature by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If a shareholder requests that redemption proceeds be sent to an address other than that on record with a Fund or proceeds be made payable to someone other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

o    a member of the New York, Boston, American, Midwest, or Pacific Stock
     Exchange;

o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

A Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantor program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

PORTFOLIO TRANSACTIONS AND TURNOVER

The Funds' portfolio securities transactions are placed by the Investment Manager. The objective of the Funds is to obtain the best available execution in its portfolio transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Investment Manager may, however, place orders with brokers or dealers who sell shares of the Funds, in recognition of such sales, consistent with NASD rules. The Investment Manager evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Investment Manager and its clients. In transactions on equity securities and U.S. Government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Investment Manager, better prices and executions are available elsewhere.

The Investment Manager, when effecting purchases and sales of portfolio securities for the account of the Funds, will seek execution of trades either
(i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to a Fund or the Investment Manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Investment Manager may use research and services provided by brokers and dealers in servicing all its clients, including the Funds, and not all such services will be used by the Investment Manager in connection with a Fund. In accordance with the provisions of Section 28(e) of the 1934 Act, the Investment Manager may from time-to-time receive services and products which serve both research and non-research functions. In such event, the Investment Manager makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component. Brokerage may also be allocated to dealers in consideration of the Funds' share distribution but only when execution and price are comparable to that offered by other brokers.

If the investment manager provides investment advisory services to individuals and other institutional clients, there may be occasions on which other investment advisory clients advised by the investment manager may also invest in the same securities as a Fund. When these clients buy or sell the same securities at substantially the same time, the investment manager may average the transactions as to price and allocate the amount of available investments in a manner which is believes to be equitable to each client, including a Fund. On the other hand, to the extent permitted by law, the investment manager may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

Because of the Funds' indexing investment strategy, they generally only sell securities to generate cash to satisfy redemption requests, or to rebalance their portfolio to track the target index. As a result, the Funds' portfolio turnover rates are expected to be extremely low. However, the Funds are not managed in a manner designed to maximize tax efficiencies or reduce transaction costs, and securities will be purchased and sold without regard to such factors as the investment manager deems appropriate. Of course, when selling portfolio securities, the manager will attempt to minimize taxable gains. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

For the period November 4, 1999 through June 30, 2000 the Funds paid the following brokerage commissions:

     ------------------------- ------------------------ ------------------------
     Broker                     Total Commissions Paid  % of Total Commissions
     ------------------------- ------------------------ ------------------------
     Bear Stearns                       $1,930                  63.9%
     ------------------------- ------------------------ ------------------------
     Morgan Stanley & Company           $1,090                  36.1%
     ------------------------- ------------------------ ------------------------
     Total:                             $3,020                  100.0%
     ------------------------- ------------------------ ------------------------

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of a Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of an Automatic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates. Stock certificates representing shares of a Fund will not be issued.

TAXES

DISTRIBUTIONS OF NET INVESTMENT INCOME. The Funds receive income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Funds, constitutes a Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAIN. The Funds may derive capital gain or loss in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on that Fund.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain dividends from a Fund's sale of securities held for more than five years may be subject to a reduced rate of tax.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The Funds will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in such Fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The Funds have elected to be treated as a regulated investment companies under Subchapter M of the Code and intend to so qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you will be taxed as ordinary dividend income to the extent of a Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires the Funda to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of their taxable ordinary income earned during the calendar year; 98% of their capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that their distributions will be sufficient to eliminate all taxes.

REDEMPTION OF SHARES OF THE FUNDS. Redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem shares of the Funds, the IRS will require that you report any gain or loss on your redemption. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the sale of shares of the Funds held for more than five years may be subject to a reduced rate of tax.

Any loss incurred on the redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Funds on those shares. All or a portion of any loss that you realize upon the redemption of your shares of the Funds will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

DEFERRAL OF BASIS. If you redeem some or all of your shares in a Fund, and then reinvest the sales proceeds in that Fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report any gain or loss on the redemption of your original shares in the Fund. In doing so, all or a portion of the sales charge that you paid for your original shares in a Fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

U.S. GOVERNMENT SECURITIES. States grant tax-free status to dividends paid to you from interest earned on certain U.S. government securities, subject in some states to minimum investment or reporting requirements that must be met by the Funds. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. If you are a corporate shareholder, you should note that ___% of the dividends paid by the Internet Index Fund for the most recent fiscal year qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

INVESTMENT IN COMPLEX SECURITIES. The Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund's ability to recognize a loss. These rules could therefore affect the amount, timing or character of the income distributed to you by the Funds.

PERFORMANCE INFORMATION

TOTAL RETURN. Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

                                 P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components or income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return. Sales loads (if any) are reflected in the return that follows:

         November 4, 1999 (inception date) to ________, 2000  _____%*

*This is not an annualized number. This percentage is reflected as of the inception date.

OTHER INFORMATION. The Funds' performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Funds may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

In addition to the Index, the Funds may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an index of 500 stocks designed to track the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U. S. publicly-traded companies.

o The Nasdaq Composite Index - The Nasdaq Composite Index is a broad-based market capitalization-weighted index of all Nasdaq stocks.

AUDITORS

Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, WI 53202 serves as the Funds' independent auditor, whose services include examination of the Funds' financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS

The financial statements for the Internet Index Fund for the period November 4, 1999 through June 30, 2000 are incorporated herein by reference from the Internet Index Fund's Annual Report, as filed with the Securities and Exchange Commission on September 8, 2000. A copy of the Annual Report for the Internet Index Fund may be obtained without charge by contacting the Funds at the address located on the front of this SAI or by calling 1-800-234-0849. The Global Biotech Index Fund and the Global Wireless Communications Fund have not commenced operations and, accordingly, have no financial statements available at this time.


                                IGAM GROUP FUNDS
                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS.

(a)      Organizational Documents
          (i)     Certificate of Trust(1)
          (ii)    Agreement and Declaration of Trust2
          (iii)   Secretary's Certificate1

(b)      By-Laws(1)

(c) Instruments Defining Rights of Security Holders -- The rights of security holders are set forth in the Organizational Documents (See
          Item 23(a)).

(d)      Advisory Agreement(2)
(e)      Underwriting Agreement(2)
(f)      Bonus or Profit Sharing Contracts - Not applicable.
(g)      Custody Agreement(1)
(h)      Other Material Contracts
          (i)     Administration Agreement(1)
          (ii)    Transfer Agent Servicing Agreement(1)
          (iii)   Fund Accounting Servicing Agreement(1)
(i)      Opinion and Consent of Counsel(2)
(j)      Other Opinions and Consents
          (i)     Consent of Independent Public Accountants(3)
          (ii)    Power of Attorney(2)
(k)      Omitted Financial Statements-- Not applicable.
(l)      Agreement Relating to Initial Capital-- Not applicable.
(m)      Rule 12b-1 Plan2
(n)      Rule 18f-3 Plan-- Not applicable.
(O)      Reserved.
(P)      Code of Ethics
          (i)     Adviser3
          (ii)    Registrant3
(1) Incorporated by reference to the Initial Registration Statement on Form N-1A filed July 22, 1999.
(2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement filed on October 8, 1999.
(3) Incorporated by reference to the Post-Effective Amendment No. 1 to the Registration Statement filed on September 29, 2000.

Item 24.  Persons Controlled by or Under Common Control with REgistrant.

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

         Under the terms of the Delaware Business Trust Act (the "Delaware Act") and the Registrant's Agreement and Declaration of Trust and By-laws, no officer or trustees of the Registrant shall have any liability to the Registrant or its shareholders for damages, except to the extent such liability is precluded by the Delaware Act, the Agreement and Declaration of Trust, or the By-Laws.

         Subject to the standards and restrictions set forth in the Registrant's Agreement and Declaration of Trust, Section 3817 of the Delaware Act permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 of the Delaware Act protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

         The Agreement and Declaration of Trust provides that the officers and trustees shall not be liable for any act or omission of any agent or employee of the Registrant, any investment adviser or principal underwriter of the Registrant, or with respect to each trustee or officer, the act or omission of any other trustee or officer. Subject to the provisions of the By-laws, the Registrant, out of its assets, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or trustee's performance of his or her duties as an officer or trustee of the Registrant. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Registrant whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Registrant or any shareholder to which such person would other wise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

         The By-laws provide that in actions by others that the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the Registrant, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Registrant and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Registrant or that the person had reasonable cause to believe that the person's conduct was unlawful. The By-laws provide that in actions by the Registrant, the Registrant shall indemnify any person who was or is a party to any threatened, pending or completed action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Registrant, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Registrant and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         Notwithstanding any provision to the contrary contained in the By-laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Registrant.

         No indemnification shall be made under the provisions of the By-laws:

(a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(b) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

(c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in section 6 of this Article is obtained.

         To the extent that an agent of the Registrant has been successful on the merits in defense of any proceeding referred to in the above paragraphs or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-laws.

         Except as provided in the above paragraph concerning a successful defense, any indemnification under the provisions of the By-laws shall be made by the Registrant only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the By-laws and is not prohibited from indemnification because of the disabling conduct referred to above and as set forth in the By-laws:

(a) A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not "interested persons" of the Trust (as defined in the 1940 Act); or
(b)       A written opinion by an independent legal counsel.

         To the fullest extent permitted by applicable law, the officers and trustees shall be entitled and have the authority to purchase with the assets of the Registrant, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person's capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability under the provisions of Article VII of its Agreement and Declaration of Trust.

Item 26.  Business and Other Connections of the Investment Adviser.

         In addition to acting as the investment manager of the Registrant, Integrity Global Asset Management, Inc. is an SEC-registered investment adviser and may, in the future, provide investment advisory services to institutional and individual investors.

         Eugene Y.W. Lee, Ph.D., the President of the Integrity Global Asset Management, Inc. is an Associate Professor of Finance at the College of Business of the University of Rhode Island, in Kingston, Rhode Island. Though still a faculty member, Dr. Lee has taken an indefinite sabbatical leave from the University in order to devote his full attention to the operation of Integrity Global Asset Management, Inc.

Item 27.  Principal Underwriter.

(a) T.O. Richardson Securities, Inc., the principal underwriter of the Registrant, acts as principal underwriter, depositor or investment advisor for the following other investment companies:


                               The Grand Prix Fund
                              T.O. Richardson Trust
                                The Barrett Funds
                                 The Simms Funds

(b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 20 of Part B:

NAME AND PRINCIPAL                          POSITION AND OFFICES WITH                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                            UNDERWRITER                                REGISTRANT
------------------------------------------- ------------------------------------------ ------------------------------
Samuel Bailey, Jr.                          President and Chief Executive Officer      None
Two Bridgewater Road
Farmington, CT 06032-2256
------------------------------------------- ------------------------------------------ ------------------------------
L. Austine Crowe                            Vice President                             None
Two Bridgewater Road
Farmington, CT 06032-2256
------------------------------------------- ------------------------------------------ ------------------------------
Kathleen M. Russo                           Vice President                             None
Two Bridgewater Road
Farmington, CT 06032-2256
------------------------------------------- ------------------------------------------ ------------------------------

          (c)   Not Applicable.

Item 28.  Location of Accounts and Records.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder, are maintained by the Registrant's investment manager, Integrity Global Asset Management, Inc., South Kingston Office Park, Suit A5, 24 Salt Pond Road, Wakefield, RI 02879, except for those maintained by the Registrant's custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati 45202, and the Registrant's Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Item 29.  Management Services not Discussed In  Parts A and B.

          Not applicable.

Item 30.  Undertakings.

          None.



SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Wakefield and the State of Rhode Island, on the 10th day of October, 2000.

                                IGAM GROUP FUNDS

                         BY: /S/ EUGENE Y.W. LEE, PH.D.
                             --------------------------
                             Eugene Y.W. Lee, Ph.D.
                   Trustee, President, Treasurer and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 10, 2000 by the following persons in the capacities indicated.

SIGNATURE                                 TITLE

/S/ EDWARD M. MAZZE, PH.D.                Chairman of the Board of Trustees
--------------------------
Edward M. Mazze, Ph.D.*

/S/ ANDREW LAVIANO                        Trustee
-------------------
Andrew Laviano*

/S/ EUGENE Y.W. LEE, PH.D.                Trustee, President, Treasurer and
--------------------------
Eugene Y.W. Lee, Ph.D.                    Secretary

/S/ HARRIS N. ROSEN                       Trustee
-------------------
Harris N. Rosen*

/S/ BRUCE WHYTE                           Trustee
---------------
Bruce Whyte*

By /S/ EUGENE Y.W. LEE, PH.D.
--------------------------
*Eugene Y.W. Lee, Ph.D., pursuant to Power of Attorney filed October 8, 1999.



                                  EXHIBIT INDEX

EXHIBIT                                                                   STATUS

Registrant's Certificate of Trust filed in Delaware on July 16, 1999         *

Registrant's Agreement and Declaration of Trust                              *

Secretary's Certificate dated September 30, 1999                             *

Investment Management Agreement between Integrity Global
Asset Management, Inc.and the Registrant on behalf of the
Internet Index Fund                                                          *

Distribution Agreement between T.O. Richardson Securities, Inc. and the      *
Registrant on behalf of the Internet Index Fund

Custodian Agreement between Registrant and Firstar Bank, N.A.                *

Fund Administration Servicing Agreement between Registrant
and Firstar MutualFund Services, LLC                                         *

Fund Transfer Agent Servicing Agreement between Registrant
and Firstar Mutual Fund Services, LLC                                        *

Fund Accounting Servicing Agreement between Registrant
and Firstar Mutual Fund Services, LLC                                        *

Opinion and Consent of Counsel                                               *

Consent of Arthur Andersen LLP                                               *

Power of Attorney                                                            *

Rule 485(b) Certification from Counsel                                       *

Distribution and Shareholder Servicing Plan                                  *

Code of Ethics for IGAM Group Funds                                          *

Code of Ethics for Integrity Global Asset Management, Inc.                   *

* Previously filed and incorporated by reference.